OAKTREE DIVERSIFIED INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited)
March 31, 2023

Description	Country	Principal Amount	Value
CORPORATE CREDIT – 57.4%
Senior Loans (Syndicated) – 28.7%(a)
Aerospace & Defense – 1.7%
AI Convoy Luxembourg Sarl, First Lien Tranche B Term Loan
5.53% (3 Month EURIBOR + 3.50%), 01/20/27(b)	Luxembourg	€240,000	$245,501
Cobham Ultra US Company Borrower LLC, First Lien Tranche B Term Loan
8.56% (6 Month LIBOR USD + 3.75%), 08/04/29(b)	United States	$995,006	976,350
Dynasty Acquisition Company, Inc., First Lien Tranche B Incremental Term Loan
8.41%, 04/08/26	United States	535,817	524,983
Jazz Acquisition, Inc., First Lien Tranche B Term Loan
8.72% (3 Month US LIBOR + 4.25%), 06/19/26(b)	United States	500,000	490,428
Standard Aero Ltd, First Lien Tranche B Term Loan
8.41% (3 Month LIBOR USD + 3.50%), 04/08/26(b)	Canada	113,343	111,051
WP CPP Holdings LLC, First Lien Tranche B Term Loan
8.58% (3 Month LIBOR USD + 3.75%), 04/30/25(b)	United States	492,612	450,671
			2,798,984
Total Aerospace & Defense
Automobile Components – 0.3%
First Brands Group LLC, First Lien Tranche B Term Loan
10.25% (6 Month SOFR + 5.00%), 03/30/27(b)	United States	500,000	483,750

Banks – 0.3%
Renaissance Holdings Corp., First Lien Term Loan
7.88% (3 Month US LIBOR + 3.25%), 05/30/25(b)	United States	500,000	487,148

Beverages – 0.9%
Pegasus Bidco BV, First Lien Tranche B Term Loan
6.90% (3 Month EURIBOR + 4.25%), 07/12/29(b)	Netherlands	€250,000	264,958
9.01% (3 Month SOFR + 4.25%), 07/12/29(b)	Netherlands	$498,750	492,723
Triton Water Holdings, Inc., First Lien Tranche B Term Loan
8.66% (3 Month US LIBOR + 3.50%), 03/31/28(b)	United States	738,723	666,006
			1,423,687
Total Beverages
Biotechnology – 0.1%
Curium Bidco Sarl, First Lien Tranche B Term Loan
8.98% (1 Month LIBOR USD + 4.25%), 12/02/27(b)(c)	Luxembourg	497,500	225,381

Building Products – 0.2%
Timber Servicios Empresariales SA, First Lien Tranche B Term Loan
8.04% (1 Month EURIBOR + 4.75%), 03/29/29(b)	Spain	€300,000	287,884

Chemicals – 0.6%
Axalta Coating Systems US Holdings, Inc., First Lien Tranche B4 Term Loan
7.90% (1 Month SOFR + 3.00%), 12/20/29(b)	United States	$243,750	244,411
INEOS Enterprises Holdings II Ltd., First Lien Tranche B Term Loan
5.95% (3 Month EURIBOR + 3.25%), 09/03/26(b)	United Kingdom	€250,000	266,495
INEOS Finance PLC, First Lien Tranche B Term Loan
6.91% (3 Month EURIBOR + 2.00%), 11/08/27(b)	United Kingdom	247,403	267,638
INEOS Quattro, First Lien Tranche B Term Loan
5.18% (1 Month EURIBOR + 2.75%), 01/29/26(b)	United Kingdom	250,000	261,782
			1,040,326
Total Chemicals
Commercial Services & Supplies – 2.4%
Access CIG LLC, First Lien Term Loan
8.73% (3 Month LIBOR USD + 3.75%), 02/27/25(b)	United States	$984,104	975,901
Allied Universal, First Lien Tranche B Term Loan
6.66% (3 Month EURIBOR + 3.75%), 05/14/28(b)	Luxembourg	€249,369	254,909
Allied Universal Holdco LLC, First Lien Tranche B Term Loan
8.66% (1 Month LIBOR USD + 3.75%), 05/14/28(b)	United States	$865,093	822,846
Broom Holdings Bidco Ltd., First Lien Tranche B Term Loan
6.50% (3 Month EURIBOR + 3.75%), 08/23/28(b)	Ireland	€250,000	262,315
Freshworld Holding III GMBH, First Lien Tranche B2 Term Loan
5.69% (3 Month EURIBOR + 3.25%), 10/02/26(b)(d)	Germany	250,000	260,507
Garda World Security Corp., First Lien Tranche B Term Loan
9.11% (1 Month LIBOR USD + 4.25%), 10/30/26(b)	Canada	$1,000,000	991,880
TMS International Corp., First Lien Tranche B Term Loan
9.51% (1 Month SOFR + 4.75%), 03/02/30(b)	United States	500,000	488,437
Trugreen LP, First Lien Tranche B Term Loan
8.84% (1 Month LIBOR USD + 4.00%), 11/02/27(b)	United States	111,430	103,178
			4,159,973
Total Commercial Services & Supplies
Communications Equipment – 0.7%
Genesys Cloud Services Holdings II LLC, First Lien Tranche B Term Loan
8.63% (1 Month US LIBOR + 4.00%), 12/01/27(b)	United States	500,000	493,633
Sorenson Communications LLC, First Lien Tranche B Term Loan
10.34% (1 Month LIBOR USD + 5.50%), 03/17/26(b)	United States	689,202	658,333
			1,151,966
Total Communications Equipment
Construction & Engineering – 1.2%
ADB Companies LLC, First Lien Term Loan
11.34% (1 Month LIBOR USD + 6.25%), 12/18/25(b)(e)	United States	1,274,321	1,248,834
Tiger Acquisition LLC, First Lien Tranche B Term Loan
8.16% (1 Month LIBOR USD + 3.25%), 06/01/28(b)	United States	742,462	723,901
			1,972,735
Total Construction & Engineering
Construction Materials – 0.2%
Hunter Douglas, Inc., First Lien Tranche B Term Loan
8.37% (3 Month SOFR + 3.50%), 02/09/29(b)	Netherlands	303,322	273,857

Consumer Finance – 0.2%
American Auto Auction Group LLC, Second Lien Term Loan
13.33% (3 Month SOFR + 8.75%), 12/30/28(b)	United States	483,000	356,696

Consumer Staples Distribution & Retail – 0.2%
Bellis Acquisition Company PLC, First Lien Tranche B Term Loan
4.55% (3 Month EURIBOR + 2.75%), 02/16/26(b)	United Kingdom	€250,000	254,181

Containers & Packaging – 1.3%
Charter Next Generation, Inc., First Lien Term Loan
8.67% (1 Month SOFR + 3.75%), 12/01/27(b)	United States	$500,000	494,650
Clydesdale Acquisition Holdings, Inc., First Lien Term Loan
9.08% (1 Month SOFR + 4.18%), 04/13/29(b)	United States	477,393	467,308
Kouti BV, First Lien Tranche B Term Loan
7.40% (3 Month EURIBOR + 4.75%), 08/31/28(b)	United States	€200,000	215,364
Proampac PG Borrower LLC, First Lien Tranche B Term Loan
7.96% (1 Month LIBOR USD + 3.75%), 11/03/25(b)	United States	$985,000	965,793
			2,143,115
Total Containers & Packaging
Distributors – 0.7%
American Tire Distributors, Inc., First Lien Tranche B Term Loan
10.61% (3 Month US LIBOR + 6.25%), 10/22/28(b)	United States	500,000	440,835
Dealer Tire Financial LLC, First Lien Tranche B Term Loan
9.12% (1 Month SOFR + 4.50%), 12/14/27(b)	United States	660,809	657,713
			1,098,548
Total Distributors
Diversified Consumer Services – 1.4%
AI Aqua Merger Sub, Inc., First Lien Tranche B Term Loan
8.48% (TSFR1M + 3.75%), 07/31/28(b)	United States	497,589	481,731
Houghton Mifflin Harcourt Co., First Lien Tranche B Term Loan
10.16% (1 Month SOFR + 5.25%), 04/07/29(b)	United States	346,879	311,931
KUEHG Corp., First Lien Tranche B3 Term Loan
8.48% (1 Month US LIBOR + 3.75%), 02/21/25(b)	United States	500,000	491,875
Obol France 3 SAS, First Lien Tranche B Term Loan
7.11% (3 Month EURIBOR + 4.75%), 12/09/25(b)	France	€250,000	247,177
PetVet Care Centers LLC, Second Lien Term Loan
11.09% (3 Month LIBOR USD + 6.25%), 02/15/26(b)	United States	$500,000	448,500
Springer Nature Deutschland GmbH, First Lien Tranche B Term Loan
4.95% (3 Month EURIBOR + 3.25%), 08/14/26(b)	Germany	€250,000	263,910
Verisure Holding AB, First Lien Tranche B Term Loan
6.26% (3 Month EURIBOR + 3.50%), 03/25/28(b)	Sweden	250,000	260,761
			2,505,885
Total Diversified Consumer Services
Diversified Telecommunication Services – 0.5%
Altice France SA, First Lien Tranche B Term Loan
7.20% (3 Month EURIBOR + 3.00%), 10/31/27(b)	Luxembourg	230,000	249,124
CCI Buyer, Inc., First Lien Tranche B Term Loan
8.58% (3 Month SOFR + 4.00%), 12/17/27(b)(c)	United States	$750,000	–
Intelsat Jackson Holdings SA, First Lien Tranche EXIT Term Loan
9.08% (6 Month SOFR + 4.25%), 02/01/29(b)	Luxembourg	423,853	420,320
Numericable U.S. LLC, First Lien Tranche B14 Term Loan
8.02% (3 Month EURIBOR + 5.50%), 08/15/28(b)	United States	€200,000	205,032
			874,476
Total Diversified Telecommunication Services
Electronic Equipment Instruments & Components – 0.6%
LTI Holdings, Inc., First Lien Tranche B Term Loan
8.34% (3 Month LIBOR USD + 3.50%), 09/06/25(b)	United States	$984,536	953,154

Energy Equipment & Services – 0.4%
Artera Services LLC, First Lien Term Loan
8.66% (1 Month LIBOR USD + 3.50%), 03/06/25(b)	United States	738,722	629,498

Entertainment – 0.2%
City Football Group Ltd., First Lien Tranche B Term Loan
7.78% (1 Month US LIBOR + 3.00%), 07/21/28(b)	United Kingdom	500,000	480,625

Financial Services – 0.2%
Apex Group Treasury Ltd., First Lien Tranche B Term Loan
6.54% (3 Month EURIBOR + 4.00%), 07/27/28(b)	Ireland	€250,000	261,835

Health Care Equipment & Supplies – 0.1%
Medline Borrower LP, First Lien Tranche B Term Loan
8.09% (1 Month LIBOR USD + 3.25%), 10/21/28(b)	United States	$243,000	237,248

Health Care Providers & Services – 1.1%
Baart Programs, Inc., First Lien Delay Draw Term Loan
10.16% (1 Month LIBOR USD + 5.00%), 06/11/27(b)(e)	United States	421,998	410,605
Baart Programs, Inc., Second Lien Delay Draw Term Loan
13.48% (1 Month LIBOR USD + 8.50%), 06/11/28(b)(e)	United States	584,156	566,631
Corgi BidCo, First Lien Term Loan
9.90% (3 Month SOFR + 5.00%), 10/13/29(b)	United States	362,000	342,995
HomeVi SASU, First Lien Tranche B Term Loan
6.49% (3 Month EURIBOR + 4.00%), 10/31/26(b)	France	€250,000	243,718
Nidda Healthcare Holding Gmb, First Lien Tranche F Term Loan
6.18% (3 Month EURIBOR + 3.50%), 08/21/26(b)	Germany	250,000	257,383
			1,821,332
Total Health Care Providers & Services
Health Care Technology – 1.2%
MedAssets Software Intermediate Holdings, Inc, Second Lien Term Loan
11.59% (1 Month LIBOR USD + 6.75%), 12/17/29(b)	United States	$2,082,000	1,315,137
Polaris Newco LL, First Lien Tranche B Term Loan
9.16% (3 Month LIBOR USD + 4.00%), 06/04/28(b)	United States	508,608	465,234
Solera LL, First Lien Tranche B Term Loan
6.49% (3 Month EURIBOR + 4.00%), 06/04/28(b)	United States	€246,875	236,947
			2,017,318
Total Health Care Technology
Hotels Restaurants & Leisure – 2.0%
Alterra Mountain Co., First Lien Tranche B Term Loan
8.34% (1 Month LIBOR USD + 3.50%), 08/17/28(b)	United States	$927,727	926,567
Carnival Corp., First Lien Tranche B Term Loan
7.84% (6 Month LIBOR USD + 3.00%), 06/30/25(b)	Panama	744,260	736,445
Entain Holdings Gibraltar Ltd., First Lien Tranche B Term Loan
8.44% (1 Month SOFR + 3.50%), 10/31/29(b)	United Kingdom	265,335	265,957
Flutter Financing BV, First Lien Tranche B Term Loan
8.41% (1 Month SOFR + 3.25%), 07/04/28(b)	Netherlands	256,710	257,057
Flynn Restaurant Group LP, First Lien Tranche B Term Loan
9.09% (1 Month LIBOR USD + 4.25%), 12/03/28(b)	United States	987,500	961,825
Hurtigruten Group AS, First Lien Tranche B Term Loan
7.20% (3 Month EURIBOR + 4.00%), 02/22/25(b)	Norway	€200,000	201,236
Whatabrands LLC, First Lien Tranche B Term Loan
8.09% (1 Month LIBOR USD + 3.25%), 08/03/28(b)	United States	$86,562	85,781
			3,434,868
Total Hotels Restaurants & Leisure
Independent Power and Renewable Electricity Producers – 0.5%
Parkway Generation LLC, First Lien Tranche B Term Loan
9.90% (1 Month SOFR + 4.75%), 02/18/29(b)	United States	683,455	662,096
Parkway Generation LLC, First Lien Tranche C Term Loan
9.90% (1 Month LIBOR USD + 4.75%), 02/18/29(b)	United States	89,876	87,030
			749,126
Total Independent Power and Renewable Electricity Producers
Insurance – 0.3%
Asurion LLC, Second Lien Tranche B3 Term Loan
10.09% (1 Month LIBOR USD + 5.25%), 02/03/28(b)	United States	350,000	292,862
Asurion, LLC, First Lien Tranche B10 Term Loan
8.91% (3 Month SOFR + 4.00%), 08/19/28(b)	United States	298,500	276,301
			569,163
Total Insurance
Leisure Products – 0.6%
Gibson Brands, Inc., First Lien Term Loan
9.92% (1 Month LIBOR USD + 5.00%), 08/13/28(b)	United States	395,000	316,494
Peloton Interactive, First Lien Term Loan
11.76% (1 Month SOFR + 6.50%), 05/25/27(b)	United States	646,626	646,089
			962,583
Total Leisure Products
Life Sciences Tools & Services – 0.3%
Sotera Health Holdings LLC, First Lien Tranche B Term Loan
8.82% (1 Month SOFR + 3.75%), 12/13/26(b)	United States	500,000	493,125

Machinery – 0.8%
Delachaux Group SA, First Lien Tranche B Term Loan
5.36% (3 Month EURIBOR + 3.75%), 04/16/26(b)	France	€239,144	252,220
Restaurant Technologies, Inc., First Lien Tranche B Term Loan
8.83% (3 Month SOFR + 4.25%), 03/17/29(b)	United States	$505,696	500,819
SPX FLOW, Inc., First Lien Tranche B Term Loan
9.22% (1 Month SOFR + 4.50%), 04/05/29(b)	United States	500,000	478,440
			1,231,479
Total Machinery
Media – 1.2%
Directv Financing LLC, First Lien Term Loan
9.84% (1 Month LIBOR USD + 5.00%), 08/02/27(b)	United States	865,000	834,431
Learfield Communications LLC, First Lien Term Loan
8.10% (1 Month US LIBOR + 3.25%), 12/01/23(b)	United States	157,435	111,459
Recorded Books, Inc., First Lien Term Loan
8.79% (1 Month SOFR + 4.00%), 08/31/25(b)	United States	261,301	260,452
Univision Communications, Inc., First Lien Tranche B Term Loan
8.83% (3 Month SOFR + 4.25%), 06/24/29(b)	United States	500,000	497,375
Virgin Media SFA Finance Ltd., First Lien Term Loan
7.21% (Secured Overnight Financing Rate + 3.25%), 01/15/27(b)	United Kingdom	£200,000	233,105
			1,936,822
Total Media
Metals & Mining – 1.5%
American Rock Salt Company LLC, First Lien Tranche B Term Loan
8.84% (1 Month LIBOR USD + 4.00%), 06/11/28(b)	United States	$497,468	480,679
PECF USS Intermediate Holding III Corp., First Lien Tranche B Term Loan
9.09% (1 Month LIBOR USD + 4.25%), 12/15/28(b)	United States	861,352	729,785
PMHC II, Inc., First Lien Term Loan
9.08% (3 Month SOFR + 4.25%), 04/21/29(b)	United States	474,810	419,787
SCIH Salt Holdings, Inc., First Lien Tranche B Term Loan
8.83% (1 Month LIBOR USD + 4.00%), 03/16/27(b)	United States	909,643	889,499
			2,519,750
Total Metals & Mining
Multiline Retail – 0.2%
Amer Sports Holding Oy, First Lien Tranche B Term Loan
5.13% (6 Month EURLIBOR + 4.50%), 03/30/26(b)	Finland	€250,000	264,809

Oil Gas & Consumable Fuels – 0.1%
Freeport LNG Investments LLLP, First Lien Tranche B Term Loan
8.31% (3 Month US LIBOR + 3.50%), 12/21/28(b)	United States	$101,741	98,798

Passenger Airlines – 0.4%
Mileage Plus Holdings LLC, First Lien Tranche B Term Loan
10.21% (1 Month LIBOR USD + 5.25%), 06/20/27(b)	United States	171,700	178,472
United Airlines, Inc., First Lien Tranche B Term Loan
8.57% (3 Month LIBOR USD + 3.75%), 04/21/28(b)	United States	493,703	491,296
			669,768
Total Passenger Airlines
Pharmaceuticals – 0.2%
Antigua Bidco Ltd., First Lien Tranche B Term Loan
6.70% (3 Month EURIBOR + 4.00%), 08/07/26(b)	United Kingdom	€250,000	266,246

Pharmeceuticals – 0.2%
Zentiva, First Lien Tranche B Term Loan
6.16% (3 Month EURIBOR + 3.75%), 09/30/25(b)	Luxembourg	250,000	263,197

Professional Services – 0.6%
DTI Holdco, Inc., First Lien Tranche B Term Loan
9.43% (3 Month SOFR + 4.75%), 04/26/29(b)	United States	$497,500	463,359
Element Materials Technology Group US Holdings, Inc., First Lien Delay Draw Term Loan
9.25% (1 Month SOFR + 4.25%), 06/24/29(b)	United States	341,250	338,051
9.25% (3 Month SOFR + 4.25%), 06/24/29(b)	United States	157,500	156,023
			957,433
Total Professional Services
Software – 2.5%
Castle US Holding Corp., First Lien Tranche B Term Loan
6.66% (3 Month EURIBOR + 3.75%), 01/29/27(b)	United States	€246,827	180,131
8.84% (1 Month LIBOR USD + 4.00%), 01/29/27(b)	United States	$989,518	649,994
eResearchTechnology, Inc., First Lien Tranche B Term Loan
9.13% (1 Month US LIBOR + 4.50%), 02/04/27(b)	United States	500,000	472,500
ION Corporate Solutions Finance Sarl, First Lien Tranche B Term Loan
5.95% (3 Month EURIBOR + 3.75%), 03/11/28(b)	Luxembourg	€250,000	257,705
McAfee Corp., First Lien Tranche B Term Loan
6.49% (1 Month EURIBOR + 4.00%), 03/01/29(b)	United States	248,750	255,693
Mitchell International, Inc., First Lien Tranche B Term Loan
8.50% (3 Month LIBOR USD + 3.75%), 10/15/28(b)	United States	$704,354	667,735
Planview Parent, Inc., First Lien Term Loan
9.16% (3 Month LIBOR USD + 4.00%), 12/17/27(b)	United States	159,991	151,958
Skopima Consilio Parent LLC, First Lien Term Loan
8.84% (1 Month LIBOR USD + 4.00%), 05/17/28(b)	United States	924,613	866,169
TIBCO Software, Inc., First Lien Tranche B Term Loan
9.18% (3 Month SOFR + 4.50%), 03/19/29(b)	United States	144,000	131,400
9.18% (3 Month SOFR + 4.50%), 09/30/28(b)	United States	193,000	174,975
UKG, Inc.,, Second Lien Term Loan
10.03% (3 Month LIBOR USD + 5.25%), 05/03/27(b)	United States	500,000	481,750
			4,290,010
Total Software
Specialty Retail – 0.5%
CD&R Firefly Bidco Ltd., First Lien Tranche B1 Term Loan
7.78% (1 Month SONIA + 4.75%), 06/21/25(b)	United Kingdom	£250,000	298,247
Great Outdoors Group LLC, First Lien Tranche B Term Loan
8.59% (1 Month LIBOR USD + 3.75%), 03/05/28(b)	United States	$497,475	491,881
			790,128
Total Specialty Retail
Textiles Apparel & Luxury Goods – 0.1%
Breitling Financial Sarl, First Lien Add-On Term Loan
4.75% (3 Month EURIBOR + 4.75%), 10/25/28(b)	Luxembourg	€135,000	143,297
Total Senior Loans (Syndicated)			47,580,204
High Yield – 21.5%
Aerospace & Defense – 0.7%
Bombardier, Inc.
7.13%, 06/15/26(f)	Canada	$240,000	241,080
Spirit AeroSystems, Inc.
7.50%, 04/15/25(f)	United States	275,000	275,270
9.38%, 11/30/29(f)	United States	235,000	256,738
TransDigm, Inc.
5.50%, 11/15/27	United States	360,000	339,840
6.25%, 03/15/26(f)	United States	95,000	95,183
			1,208,111
Total Aerospace & Defense
Airlines – 0.1%
Hawaiian Brand Intellectual Property Ltd.
5.75%, 01/20/26(f)	Cayman Islands	150,000	142,593

Auto Components – 0.4%
Dana Financing Luxembourg Sarl
3.00%, 07/15/29	United States	€200,000	168,366
IHO Verwaltungs GmbH
3.63%, 05/15/25(g)	Germany	160,000	172,948
8.75%, 05/15/28(g) (h)(i)	Germany	100,000	111,029
Renk AG
5.75%, 07/15/25	Germany	200,000	212,938
			665,281
Total Auto Components
Beverages – 0.1%
Primo Water Holdings, Inc.
3.88%, 10/31/28	Canada	200,000	189,795

Chemicals – 0.7%
Diamond BC BV
4.63%, 10/01/29(f)	Netherlands	$170,000	165,810
INEOS Finance PLC
6.63%, 05/15/28(h)(i)	United Kingdom	€175,000	191,901
Nufarm Australia Ltd.
5.00%, 01/27/30(f)	Australia	$445,000	392,554
Olympus Water US Holding Corp.
4.25%, 10/01/28(f)	United States	280,000	231,976
SK Invictus Intermediate II Sarl
5.00%, 10/30/29(f)	Luxembourg	225,000	187,047
			1,169,288
Total Chemicals
Commercial Services & Supplies – 1.5%
Allied Universal Holdco LLC
4.63%, 06/01/28(f)	United States	405,000	343,114
Hurricane Finance PLC
8.00%, 10/15/25	United Kingdom	£100,000	111,880
Iron Mountain, Inc.
5.00%, 07/15/28(f)	United States	$435,000	405,252
LABL, Inc.
5.88%, 11/01/28(f)	United States	445,000	396,246
Prime Security Services Borrower LLC
6.25%, 01/15/28(f)	United States	485,000	453,931
TMS International Corp.
6.25%, 04/15/29(f)	United States	330,000	254,803
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/26(f)	United States	430,000	407,365
			2,372,591
Total Commercial Services & Supplies
Communications Equipment – 0.3%
CommScope Technologies LLC
6.00%, 06/15/25(f)	United States	260,000	245,111
CommScope, Inc.
4.75%, 09/01/29(f)	United States	75,000	62,588
6.00%, 03/01/26(f)	United States	95,000	91,789
			399,488
Total Communications Equipment
Construction & Engineering – 0.4%
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/29(f)	United States	340,000	257,414
Pike Corp.
5.50%, 09/01/28(f)	United States	440,000	385,466
			642,880
Total Construction & Engineering
Consumer Finance – 0.3%
FirstCash, Inc.
5.63%, 01/01/30(f)	United States	220,000	203,251
Ford Motor Credit Company LLC
4.00%, 11/13/30	United States	445,000	378,743
			581,994
Total Consumer Finance
Containers & Packaging – 0.7%
Ardagh Packaging Finance PLC
2.13%, 08/15/26	Ireland	€180,000	171,465
5.25%, 08/15/27(f)	United States	$260,000	205,247
Fiber Bidco SpA
9.02% (3 Month EURIBOR + 6.00%), 10/25/27(b)(f)	Italy	€100,000	109,321
Graham Packaging Company, Inc.
7.13%, 08/15/28(f)	United States	$285,000	246,721
Intelligent Packaging Limited Finco, Inc.
6.00%, 09/15/28(f)	Canada	435,000	375,187
Silgan Holdings, Inc.
2.25%, 06/01/28	United States	€200,000	183,669
Trivium Packaging Finance BV
3.75%, 08/15/26	Netherlands	100,000	100,317
			1,391,927
Total Containers & Packaging
Diversified Consumer Services – 0.3%
AA Bond Company Ltd.
6.50%, 01/31/26	United Kingdom	£100,000	104,853
Verisure Holding AB
3.88%, 07/15/26	Sweden	€100,000	100,881
Verisure Midholding AB
5.25%, 02/15/29	Sweden	100,000	90,466
			296,200
Total Diversified Consumer Services
Diversified Telecommunication Services – 1.6%
Altice Financing SA
3.00%, 01/15/28	Luxembourg	200,000	173,510
Altice France SA
3.38%, 01/15/28	France	100,000	85,039
4.13%, 01/15/29	France	100,000	83,778
Cogent Communications Group, Inc.
7.00%, 06/15/27(f)	United States	$210,000	208,404
eircom Finance DAC
3.50%, 05/15/26	Ireland	€200,000	206,340
Frontier Communications Holdings LLC
5.00%, 05/01/28(f)	United States	$290,000	251,975
6.75%, 05/01/29(f)	United States	155,000	122,988
8.75%, 05/15/30(f)	United States	255,000	254,257
Iliad Holding SASU
5.63%, 10/15/28	France	€200,000	202,456
Level 3 Financing, Inc.
4.25%, 07/01/28(f)	United States	$330,000	186,524
Lorca Telecom Bondco SA
4.00%, 09/18/27	Spain	€200,000	199,816
Telecom Italia SpA
6.88%, 02/15/28(h)(i)	Italy	100,000	111,100
Telefonica Europe BV
4.38% (EUSA6 + 4.11%), Perpetual(b)	Netherlands	200,000	212,075
Ziggo Bond Company BV
3.38%, 02/28/30	Netherlands	200,000	168,577
			2,466,839
Total Diversified Telecommunication Services
Electrical Equipment – 0.2%
APX Group, Inc.
6.75%, 02/15/27(f)	United States	$290,000	288,870

Electronic Equipment, Instruments & Components – 0.1%
Centurion Bidco SpA
5.88%, 09/30/26	Italy	€200,000	195,291

Energy Equipment & Services – 0.1%
Precision Drilling Corp.
7.13%, 01/15/26(f)	Canada	$245,000	239,502

Entertainment – 0.2%
Banijay Entertainment SASU
3.50%, 03/01/25	France	€200,000	211,735
Pinewood Finance Company Ltd.
3.63%, 11/15/27	United Kingdom	£100,000	109,876
			321,611
Total Entertainment
Equity Real Estate Investment Trusts (REITs) – 0.2%
Necessity Retail REIT, Inc.
4.50%, 09/30/28(f)	United States	$395,000	295,905

Food & Staples Retailing – 0.2%
Performance Food Group, Inc.
5.50%, 10/15/27(f)	United States	335,000	327,804

Food Products – 0.3%
Post Holdings, Inc.
5.63%, 01/15/28(f)	United States	430,000	421,800

Gas Utilities – 0.1%
CQP Holdco LP
5.50%, 06/15/31(f)	United States	165,000	148,503

Health Care Equipment & Supplies – 0.2%
Medline Borrower LP
5.25%, 10/01/29(f)	United States	395,000	343,084

Health Care Providers & Services – 1.0%
Acadia Healthcare Company, Inc.
5.50%, 07/01/28(f)	United States	215,000	208,475
Avantor Funding, Inc.
3.88%, 07/15/28	United States	€100,000	101,415
CAB SELAS
3.38%, 02/01/28(h)(i)	France	200,000	178,604
CHS/Community Health Systems, Inc.
5.63%, 03/15/27(f)	United States	$335,000	294,445
ModivCare Escrow Issuer, Inc.
5.00%, 10/01/29(f)	United States	345,000	293,286
Pediatrix Medical Group, Inc.
5.38%, 02/15/30(f)	United States	295,000	267,370
Radiology Partners, Inc.
9.25%, 02/01/28(f)	United States	715,000	396,035
RP Escrow Issuer LLC
5.25%, 12/15/25(f)	United States	85,000	64,488
			1,804,118
Total Health Care Providers & Services
Health Care Technology – 0.1%
MPH Acquisition Holdings LLC
5.50%, 09/01/28(f)	United States	160,000	127,352

Health Facilities – 0.2%
Tenet Healthcare Corp.
6.13%, 10/01/28	United States	285,000	273,413

Hotels, Restaurants & Leisure – 1.4%
Bloomin' Brands, Inc.
5.13%, 04/15/29(f)	United States	220,000	197,194
Carnival Corp.
5.75%, 03/01/27(f)	Panama	490,000	402,493
10.50%, 06/01/30(f)	Panama	80,000	76,872
Cirsa Finance International Sarl
4.50%, 03/15/27	Spain	€100,000	94,893
Everi Holdings, Inc.
5.00%, 07/15/29(f)	United States	$345,000	307,452
Fertitta Entertainment LLC
6.75%, 01/15/30(f)	United States	160,000	131,781
Hilton Grand Vacations Borrower Escrow LLC
5.00%, 06/01/29(f)	United States	215,000	191,192
Legends Hospitality Holding Company LLC
5.00%, 02/01/26(f)	United States	440,000	394,188
Lottomatica SpA
5.13%, 07/15/25	Italy	€200,000	214,449
Playtech PLC
4.25%, 03/07/26	United Kingdom	100,000	104,865
TUI Cruises GmbH
6.50%, 05/15/26	Germany	100,000	97,605
			2,212,984
Total Hotels, Restaurants & Leisure
Household Durables – 0.1%
Weekley Homes LLC
4.88%, 09/15/28(f)	United States	$185,000	156,204

Household Products – 0.1%
Energizer Gamma Acquisition BV
3.50%, 06/30/29	United States	€200,000	175,011

Insurance – 0.2%
AssuredPartners, Inc.
5.63%, 01/15/29(f)	United States	$250,000	216,334
HUB International Ltd.
7.00%, 05/01/26(f)	United States	190,000	186,918
			403,252
Total Insurance
IT Services – 0.7%
Ahead DB Holdings LLC
6.63%, 05/01/28(f)	United States	340,000	282,621
Mooney Group SpA
6.69% (3 Month EURIBOR + 3.88%), 12/17/26(b)	Italy	€250,000	265,906
Sabre GLBL, Inc.
7.38%, 09/01/25(f)	United States	$150,000	134,175
VM Consolidated, Inc.
5.50%, 04/15/29(f)	United States	655,000	580,790
			1,263,492
Total IT Services
Life Sciences Tools & Services – 0.1%
IQVIA, Inc.
2.88%, 06/15/28	United States	€165,000	161,157

Machinery – 0.3%
Redwood Star Merger Sub, Inc.
8.75%, 04/01/30(f)	United States	$500,000	432,060

Media – 1.4%
CCO Holdings LLC
6.38%, 09/01/29(f)	United States	140,000	133,826
CSC Holdings LLC
4.13%, 12/01/30(f)	United States	435,000	312,806
Directv Financing LLC
5.88%, 08/15/27(f)	United States	435,000	394,397
DISH DBS Corp.
5.25%, 12/01/26(f)	United States	195,000	155,955
5.75%, 12/01/28(f)	United States	25,000	18,703
Gray Television, Inc.
4.75%, 10/15/30(f)	United States	160,000	106,400
iHeartCommunications, Inc.
5.25%, 08/15/27(f)	United States	360,000	294,646
Scripps Escrow II, Inc.
5.38%, 01/15/31(f)	United States	130,000	89,541
Univision Communications, Inc.
6.63%, 06/01/27(f)	United States	145,000	137,620
UPC Holding BV
3.88%, 06/15/29	Netherlands	€205,000	185,325
Virgin Media Secured Finance PLC
5.25%, 05/15/29	United Kingdom	£100,000	107,945
Virgin Media Vendor Financing Notes III DAC
4.88%, 07/15/28	United Kingdom	100,000	105,300
			2,042,464
Total Media
Metals & Mining – 0.6%
Arconic Corp.
6.13%, 02/15/28(f)	United States	$425,000	418,480
Constellium SE
5.63%, 06/15/28(f)	France	260,000	245,761
Mineral Resources Ltd.
8.13%, 05/01/27(f)	Australia	60,000	60,959
8.50%, 05/01/30(f)	Australia	300,000	308,190
			1,033,390
Total Metals & Mining
Oil Gas Transportation & Distribution – 0.1%
Suburban Propane Partners LP
5.00%, 06/01/31(f)	United States	220,000	192,495

Oil, Gas & Consumable Fuels – 0.7%
CITGO Petroleum Corp.
7.00%, 06/15/25(f)	United States	360,000	355,527
CVR Energy, Inc.
5.25%, 02/15/25(f)	United States	305,000	293,146
Hess Midstream Operations LP
5.13%, 06/15/28(f)	United States	235,000	223,335
5.63%, 02/15/26(f)	United States	140,000	138,724
			1,010,732
Total Oil, Gas & Consumable Fuels
Paper & Forest Products – 0.3%
Mercer International, Inc.
5.50%, 01/15/26	Germany	440,000	429,125

Personal Products – 0.6%
BellRing Brands, Inc.
7.00%, 03/15/30(f)	United States	365,000	370,062
Coty, Inc.
5.00%, 04/15/26(f)	United States	215,000	207,635
Edgewell Personal Care Co.
5.50%, 06/01/28(f)	United States	355,000	340,589
			918,286
Total Personal Products
Pharmaceuticals – 0.3%
Bausch Health Companies, Inc.
4.88%, 06/01/28(f)	Canada	240,000	141,816
6.13%, 02/01/27(f)	Canada	190,000	123,162
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28	Germany	€100,000	101,223
			366,201
Total Pharmaceuticals
Professional Services – 0.1%
Summer BC Holdco B SARL
5.75%, 10/31/26	Luxembourg	200,000	189,794

Real Estate Management & Development – 1.8%
Hunt Companies, Inc.
5.25%, 04/15/29(f)	United States	$415,000	324,865
OWS Cre Funding I LLC
9.56%, 2021-MARG (1 Month LIBOR USD + 4.90%), 09/15/23(b)(f)	United States	2,500,000	2,459,466
Samhallsbyggnadsbolaget i Norden AB
2.88% (5 Year Swap Rate EUR + 3.22%), Perpetual(b)	Sweden	€100,000	40,242
			2,824,573
Total Real Estate Management & Development
Software – 0.7%
Acuris Finance US, Inc.
5.00%, 05/01/28(f)	United States	$395,000	310,594
Castor SpA
8.21% (3 Month EURIBOR + 5.25%), 02/15/29(b) (h)(i)	Italy	€200,000	207,545
Cedacri Mergeco SPA
7.28% (3 Month EURIBOR + 4.63%), 05/15/28(b)	Italy	100,000	106,660
McAfee Corp.
7.38%, 02/15/30(f)	United States	$100,000	83,939
NCR Corp.
5.13%, 04/15/29(f)	United States	15,000	12,994
6.13%, 09/01/29(f)	United States	405,000	399,844
TeamSystem SpA
3.50%, 02/15/28	Italy	€100,000	95,974
			1,217,550
Total Software
Specialty Retail – 0.4%
Academy Ltd.
6.00%, 11/15/27(f)	United States	$420,000	410,179
eG Global Finance PLC
6.25%, 10/30/25	United Kingdom	€200,000	201,186
			611,365
Total Specialty Retail
Technology Hardware, Storage & Peripherals – 0.1%
Xerox Holdings Corp.
5.50%, 08/15/28(f)	United States	$180,000	155,975

Telecommunication Services – 0.3%
Cablevision Lightpath LLC
5.63%, 09/15/28(f)	United States	415,000	286,831
Consolidated Communications, Inc.
6.50%, 10/01/28(f)	United States	380,000	276,374
			563,205
Total Telecommunication Services
Textiles, Apparel & Luxury Goods – 0.2%
Afflelou SAS
4.25%, 05/19/26	France	€200,000	200,965
Crocs, Inc.
4.25%, 03/15/29(f)	United States	$220,000	193,219
			394,184
Total Textiles, Apparel & Luxury Goods
Thrifts & Mortgage Finance – 0.1%
Nationstar Mortgage Holdings, Inc.
5.75%, 11/15/31(f)	United States	120,000	93,213
6.00%, 01/15/27(f)	United States	140,000	127,183
			220,396
Total Thrifts & Mortgage Finance
Trading Companies & Distributors – 0.5%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/28(f)	United States	450,000	360,135
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28(f)	United States	350,000	319,746
6.50%, 10/01/25(f)	United States	16,000	16,029
Loxam SAS
3.75%, 07/15/26	France	€100,000	100,930
			796,840
Total Trading Companies & Distributors
Utility – 0.2%
Calpine Corp.
5.13%, 03/15/28(f)	United States	$350,000	320,919

Wireless Telecommunication Services – 0.2%
Matterhorn Telecom SA
4.00%, 11/15/27	Luxembourg	€200,000	201,028
Vodafone Group PLC
3.00% (5 Year Swap Rate EUR + 3.48%), 08/27/80(b)	United Kingdom	200,000	175,884
Total Wireless Telecommunication Services			376,912
Total High Yield			34,782,806
Emerging Markets – 5.1%
Airlines – 0.4%
Azul Investments LLP
7.25%, 06/15/26	Brazil	$1,130,000	741,930

Alumina Refining and Primary Aluminum Production – 0.8%
Vedanta Resources Finance II PLC
13.88%, 01/21/24	United Kingdom	1,600,000	1,282,036

Chemicals – 0.5%
Braskem Idesa SAPI
6.99%, 02/20/32	Mexico	1,000,000	755,597

Construction Materials – 0.1%
Cemex SAB de CV
5.13% (5 Year CMT Rate + 4.53%), Perpetual(b)	Mexico	200,000	179,240

Diversified Telecommunication Services – 0.4%
Telecom Argentina SA
8.00%, 07/18/26	Argentina	790,000	728,084

Electric Utilities – 0.1%
Pampa Energia SA
9.13%, 04/15/29	Argentina	150,000	136,327

Hotels, Restaurants & Leisure – 0.0%
Grupo Posadas SAB de CV
5.00%, 12/30/27(g)(j)	Mexico	20,000	16,240

Independent Power and Renewable Electricity Producers – 0.0%
Genneia SA
8.75%, 09/02/27(f)	Argentina	36,000	34,519

Oil, Gas & Consumable Fuels – 1.2%
Canacol Energy Ltd.
5.75%, 11/24/28	Canada	260,000	210,189
CITGO Holding, Inc.
9.25%, 08/01/24	United States	690,000	691,945
Kosmos Energy Ltd.
7.13%, 04/04/26	United States	200,000	171,843
7.50%, 03/01/28	United States	520,000	423,823
YPF SA
7.00%, 09/30/33(j)	Argentina	55,000	36,341
9.00%, 06/30/29(j)	Argentina	758,000	609,656
			2,143,797
Total Oil, Gas & Consumable Fuels
Other Electric Power Generation – 0.3%
Genneia SA
8.75%, 09/02/27	Argentina	526,500	504,836

Real Estate Management & Development – 1.3%
CIFI Holdings Group Company Ltd.
6.00%, 07/16/25	China	400,000	84,423
6.45%, 11/07/24	China	200,000	42,611
11.58% (5 Year CMT Rate + 8.57%), Perpetual(b)	China	450,000	60,610
Country Garden Holdings Company Ltd.
4.80%, 08/06/30	China	200,000	98,691
7.25%, 04/08/26	China	600,000	381,000
RKPF Overseas Ltd.
5.90%, 03/05/25	China	500,000	414,125
6.00%, 09/04/25	China	500,000	397,573
Shimao Group Holdings Ltd.
3.45%, 01/11/31	China	400,000	53,587
4.60%, 07/13/30	China	200,000	28,794
5.20%, 01/16/27	China	1,210,000	183,973
5.60%, 07/15/26(d)(k)	China	400,000	59,695
6.13%, 02/21/24	China	370,000	54,159
Sino-Ocean Land Treasure IV Ltd.
3.25%, 05/05/26	China	200,000	96,000
4.75%, 08/05/29	China	410,000	161,103
4.75%, 01/14/30	China	400,000	175,000
Total Real Estate Management & Development			2,291,344
Total Emerging Markets			8,813,950
Corporate Bonds – 0.5%
Health Care Providers & Services – 0.1%
Nidda Healthcare Holding GmbH
7.50%, 08/21/26	Germany	€100,000	106,295

Hotels, Restaurants & Leisure – 0.0%
Aramark International Finance Sarl
3.13%, 04/01/25	Luxembourg	100,000	105,479

Household Durables – 0.1%
Shea Homes LP
4.75%, 02/15/28	United States	$345,000	308,780

Media – 0.1%
Telenet Finance Luxembourg Notes Sarl
3.50%, 03/01/28	Luxembourg	€200,000	198,565

Mortgage Real Estate Investment Trusts (REITs) – 0.2%
HAT Holdings I LLC
3.38%, 06/15/26(f)	United States	$415,000	360,502

Software – 0.0%
Cloud Software Group Holdings, Inc.
6.50%, 03/31/29(f)	United States	210,000	185,959
Total Corporate Bonds			1,265,580
Convertible Bonds – 1.6%
Aerospace & Defense – 0.0%
Safran SA
0.00%, 04/01/28	France	€62,400	58,121

Airlines – 0.0%
JetBlue Airways Corp.
0.50%, 04/01/26	United States	$96,000	74,112

Automobiles – 0.0%
Ford Motor Co.
0.00%, 03/15/26	United States	17,000	17,068

Biotechnology – 0.0%
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/24	United States	52,000	53,481
Exact Sciences Corp.
0.38%, 03/15/27	United States	$7,000	6,548
			60,029
Total Biotechnology
Broadline Retail – 0.0%
Etsy, Inc.
0.25%, 06/15/28	United States	13,000	10,827
Mercari, Inc.
0.00%, 07/14/26	Japan	JPY 10,000,000	59,198
			70,025
Total Broadline Retail
Diversified Telecommunication Services – 0.1%
Cellnex Telecom SA
0.75%, 11/20/31	Spain	€100,000	86,848

Entertainment – 0.2%
Sea Ltd.
0.25%, 09/15/26	Cayman Islands	$145,000	114,332
2.38%, 12/01/25	Cayman Islands	10,000	12,244
Spotify USA, Inc.
0.00%, 03/15/26	United States	111,000	93,462
			220,038
Total Entertainment
Financial Services – 0.1%
Block, Inc.
0.00%, 05/01/26	United States	19,000	15,580
Nexi SpA
1.75%, 04/24/27	Italy	€100,000	93,403
Worldline SA
0.00%, 07/30/25	France	85,500	99,316
			208,299
Total Financial Services
Health Care Equipment & Supplies – 0.0%
Haemonetics Corp.
0.00%, 03/01/26	United States	$9,000	7,681
LivaNova USA, Inc.
3.00%, 12/15/25	United States	13,000	13,124
NuVasive, Inc.
0.38%, 03/15/25	United States	90,000	79,695
			100,500
Total Health Care Equipment & Supplies
Hotels, Restaurants & Leisure – 0.2%
Accor SA
0.70%, 12/07/27	France	€185,100	91,047
Airbnb, Inc.
0.00%, 03/15/26	United States	$49,000	42,973
Just Eat Takeaway.com NV
0.00%, 08/09/25	Netherlands	€100,000	93,335
Shake Shack, Inc.
0.00%, 03/01/28	United States	$39,000	28,539
			255,894
Total Hotels, Restaurants & Leisure
Independent Power and Renewable Electricity Producers – 0.1%
NextEra Energy Partners LP
0.00%, 06/15/24(f)	United States	97,000	90,550

Interactive Media & Services – 0.0%
Snap, Inc.
0.13%, 03/01/28	United States	42,000	29,673

IT Services – 0.4%
Cloudflare, Inc.
0.00%, 08/15/26	United States	99,000	84,101
DigitalOcean Holdings, Inc.
0.00%, 12/01/26	United States	117,000	92,461
Okta, Inc.
0.38%, 06/15/26	United States	104,000	89,024
Perficient, Inc.
0.13%, 11/15/26	United States	79,000	63,160
Shift4 Payments, Inc.
0.50%, 08/01/27	United States	20,000	18,970
Shopify, Inc.
0.13%, 11/01/25	Canada	104,000	91,936
Wix.com Ltd.
0.00%, 08/15/25	Israel	110,000	95,480
			535,132
Total IT Services
Media – 0.0%
Cable One, Inc.
0.00%, 03/15/26	United States	99,000	78,606

Metals & Mining – 0.1%
MP Materials Corp.
0.25%, 04/01/26(f)	United States	52,000	49,122
POSCO Holdings, Inc.
0.00%, 09/01/26	Republic Of Korea	€100,000	107,962
			157,084
Total Metals & Mining
Personal Care Products – 0.0%
The Beauty Health Co.
1.25%, 10/01/26(f)	United States	$43,000	36,013

Professional Services – 0.0%
Ceridian HCM Holding, Inc.
0.25%, 03/15/26	United States	74,000	66,742

Semiconductors & Semiconductor Equipment – 0.0%
Enphase Energy, Inc.
0.00%, 03/01/28	United States	52,000	54,173

Software – 0.2%
Alarm.com Holdings, Inc.
0.00%, 01/15/26	United States	108,000	91,658
Bentley Systems, Inc.
0.38%, 07/01/27	United States	103,000	87,447
BILL Holdings, Inc.
0.00%, 12/01/25	United States	8,000	7,356
Blackline, Inc.
0.00%, 03/15/26	United States	25,000	21,313
Datadog, Inc.
0.13%, 06/15/25	United States	8,000	8,676
Nutanix, Inc.
0.25%, 10/01/27	United States	52,000	43,595
Splunk, Inc.
1.13%, 06/15/27	United States	37,000	31,802
Unity Software, Inc.
0.00%, 11/15/26	United States	47,000	36,637
Zscaler, Inc.
0.13%, 07/01/25	United States	8,000	8,476
			336,960
Total Software
Specialty Retail – 0.1%
Zalando SE
0.05%, 08/06/25	Germany	€100,000	96,964

Wireless Telecommunication Services – 0.1%
America Movil BV
0.00%, 03/02/24	Netherlands	100,000	113,844
Total Convertible Bonds			2,746,675
TOTAL CORPORATE CREDIT			95,189,215
(Cost $105,342,859)
STRUCTURED CREDIT – 30.3%(a)
Collateralized Loan Obligations – 18.6%(a)
37 Capital CLO
0.00%, 2023-1A, Class D (3 Month SOFR + 5.50%), 04/15/36(b)(f)	Cayman Islands	$1,500,000	1,473,450
Anchorage Capital CLO Ltd.
8.52%, 2020-16A, Class DR (3 Month LIBOR USD + 3.72%), 01/19/35(b)(f)	Cayman Islands	1,500,000	1,397,348
12.15%, 2020-16A, Class ER (3 Month LIBOR USD + 7.35%), 01/19/35(b)(f)	Cayman Islands	1,000,000	926,310
12.16%, 2016-8A, Class ER2 (3 Month LIBOR USD + 7.35%), 10/27/34(b)(f)	Cayman Islands	1,500,000	1,324,823
Anchorage Credit Funding 7 Ltd.
0.00%, 2019-7A, Class SUB1, 04/25/37(f)	Cayman Islands	1,000,000	532,503
Anchorage Credit Funding Ltd.
6.85%, 2019-7A, Class E, 04/27/37(f)	Cayman Islands	1,000,000	849,870
ARES CLO
0.00%, 2023-68A, Class D (3 Month SOFR + 5.75%), 04/25/35(b)(f)	Jersey	2,000,000	2,000,000
Columbia Cent CLO Ltd.
11.00%, 2018-28A, Class D (3 Month LIBOR USD + 6.17%), 11/07/30(b)(f)	Cayman Islands	1,000,000	665,887
Dryden 113 CLO Ltd.
0.00%, 2022-113A, Class INC, 10/20/35(f)	Jersey	1,000,000	770,087
Dryden 27 R Euro CLO 2017 DAC
8.15%, 2017-27X, Class ER (3 Month EURIBOR + 5.86%), 04/15/33(b)	Ireland	€1,000,000	878,079
Elevation CLO Ltd.
12.01%, 2021-14A, Class E (3 Month LIBOR USD + 7.20%), 10/20/34(b)(f)	Cayman Islands	$2,000,000	1,666,649
12.08%, 2021-12A, Class E (3 Month LIBOR USD + 7.27%), 04/20/32(b)(f)	Cayman Islands	378,000	320,597
Fortress Credit BSL Ltd.
12.74%, 2020-1A, Class E (3 Month US LIBOR + 7.93%), 10/20/33(b)(f)	Cayman Islands	1,000,000	933,675
Harvest CLO XXVI
8.41%, 26A, Class E (3 Month EURIBOR + 6.12%), 01/15/34(b)(f)	Ireland	€500,000	466,616
ICG US CLO Ltd.
8.41%, 2020-1A, Class DR (3 Month LIBOR USD + 3.60%), 01/22/35(b)(f)	Cayman Islands	$1,000,000	870,950
12.26%, 2020-1A, Class ER (3 Month LIBOR USD + 7.45%), 01/22/35(b)(f)	Cayman Islands	1,000,000	883,078
Madison Park Funding Ltd.
0.00%, 2023-63A, Class D (3 Month SOFR + 5.50%), 04/21/35(b)(f)	Cayman Islands	2,000,000	2,000,000
Marble Point CLO Ltd.
12.11%, 2021-4A, Class E (3 Month LIBOR USD + 7.29%), 01/22/35(b)(f)	Cayman Islands	2,000,000	1,636,078
Monroe Capital MML CLO XIII Ltd.
12.68%, 2022-1A, Class E (3 Month SOFR + 8.32%), 02/24/34(b)(f)	United States	1,000,000	888,637
OAK Hill European Credit Partners V Designated Activity Co.
8.76%, 2016-5A, Class ER (3 Month EURIBOR + 6.37%), 01/21/35(b)(f)	Ireland	€1,750,000	1,566,516
11.26%, 2016-5A, Class FR (3 Month EURIBOR + 8.87%), 01/21/35(b)(f)	Ireland	1,000,000	898,009
Palmer Square European CLO
8.75%, 2022-1A, Class E (3 Month EURIBOR + 6.36%), 01/21/35(b)(f)	Ireland	1,200,000	1,131,045
11.24%, 2022-1A, Class F (3 Month EURIBOR + 8.85%), 01/21/35(b)(f)	Ireland	1,750,000	1,569,309
Penta CLO
8.93%, 2021-10X, Class E (3 Month EURIBOR + 6.23%), 11/20/34(b)	Ireland	500,000	452,638
Rockford Tower Europe DAC
8.30%, 2021-1A, Class E (3 Month EURIBOR + 5.96%), 04/20/34(b)(f)	Ireland	500,000	453,375
SOUND POINT CLO Ltd.
11.39%, 2015-1RA, Class E (3 Month LIBOR USD + 6.60%), 04/15/30(b)(f)	Cayman Islands	$275,000	161,426
Toro European CLO
8.59%, 3X, Class ERR (3 Month EURIBOR + 6.30%), 07/15/34(b)	Ireland	€1,500,000	1,393,725
Trimaran Cavu Ltd.
12.16%, 2021-3A, Class E (3 Month LIBOR USD + 7.37%), 01/18/35(b)(f)	Cayman Islands	$1,200,000	1,097,255
Trinitas CLO XVIII Ltd.
8.41%, 2021-18A, Class D (3 Month LIBOR USD + 3.60%), 01/22/35(b)(f)	Cayman Islands	2,000,000	1,787,213
Total Collateralized Loan Obligations			30,995,148
Commercial Mortgage-Backed Securities – 6.9%(a)
ACREC LLC
10.72%, 2023-FL2, Class E (1 Month SOFR + 6.03%), 02/19/38(b)(f)	United States	107,000	105,604
Banc of America Commercial Mortgage Trust
1.25%, 2015-UBS7, Class XFG, 09/17/48(f)	United States	10,000,000	270,518
BBCMS Trust
7.63%, 2018-BXH, Class F (1 Month US LIBOR + 2.95%), 10/15/37(b)(f)	United States	270,000	256,723
Benchmark Mortgage Trust
3.10%, 2018-B6, Class E, 10/12/51(f)	United States	225,000	134,810
BWAY Mortgage Trust
4.87%, 2022-26BW, Class E, 02/10/44(f)	United States	677,000	430,363
BX Commercial Mortgage Trust
8.28%, 2019-IMC, Class G (1 Month US LIBOR + 3.60%), 04/17/34(b)(f)	United States	1,000,000	949,627
BX Trust
8.72%, 2021-SDMF, Class J (1 Month US LIBOR + 4.03%), 09/15/34(b)(f)	United States	470,000	435,933
CD Mortgage Trust
3.30%, 2017-CD4, Class D, 05/12/50(f)	United States	305,000	213,218
3.35%, 2017-CD5, Class D, 08/15/50(f)	United States	489,000	322,762
CGDB Commercial Mortgage Trust
7.68%, 2019-MOB, Class G (1 Month LIBOR USD + 2.99%), 11/15/36(b)(f)	United States	1,537,000	1,401,891
Citigroup Commercial Mortgage Trust
8.38%, 2021-KEYS, Class F (1 Month LIBOR USD + 3.70%), 10/15/36(b)(f)	United States	741,000	701,037
COMM Mortgage Trust
1.91%, 2016-DC2, Class XF, 02/12/49(f)	United States	13,350,000	640,960
CSAIL Commercial Mortgage Trust
4.06%, 2017-CX9, Class D, 09/16/50(f)	United States	190,000	132,245
DBGS Mortgage Trust
8.84%, 2021-W52, Class F (1 Month LIBOR USD + 4.15%), 10/17/39(b)(f)	United States	1,000,000	929,575
Great Wolf Trust
8.07%, 2019-WOLF, Class F (1 Month SOFR + 3.13%), 12/15/36(b)(f)	United States	1,298,000	1,236,876
Hilton USA Trust
4.93%, 2016-SFP, Class D, 11/05/35(f)	United States	584,000	553,532
J.P. Morgan Chase Commercial Mortgage Securities Trust
8.95%, 2021-HTL5, Class F (1 Month LIBOR USD + 4.27%), 11/15/38(b)(f)	United States	1,084,000	1,027,782
Natixis Commercial Mortgage Securities Trust
10.77%, 2022-RRI, Class F (1 Month SOFR + 5.94%), 03/15/35(b)(f)	United States	571,929	562,860
Taubman Centers Commercial Mortgage Trust
9.60%, 2022-DPM, Class D (1 Month SOFR + 4.77%), 05/15/37(b)(f)	United States	415,000	406,756
VMC Finance LLC
9.26%, 2021-HT1, Class B (1 Month LIBOR USD + 4.50%), 01/18/37(b)(f)	United States	643,000	606,131
Total Commercial Mortgage-Backed Securities			11,319,203
Residential Mortgage-Backed Securities – 2.1%(a)
Deephaven Residential Mortgage Trust
4.34%, 2022-2, Class B1, 03/25/67(f)	United States	229,000	167,899
GCAT Trust
3.97%, 2022-NQM1, Class B1, 02/25/67(f)	United States	476,000	333,103
Imperial Fund Mortgage Trust
4.45%, 2022-NQM3, Class M1, 05/25/67(f)	United States	332,000	258,709
MFA Trust
4.28%, 2022-NQM1, Class B1, 12/25/66(f)	United States	251,000	183,475
PRKCM Trust
7.64%, 2023-AFC1, Class M1, 02/25/58(f)	United States	371,000	367,916
Progress Residential Trust
5.60%, 2022-SFR3, Class E2, 04/19/39(f)	United States	212,000	189,232
PRPM LLC
4.83%, 2021-10, Class A2, 12/31/49(f)(j)	United States	1,000,000	884,088
Seasoned Credit Risk Transfer Trust
4.50%, 2022-1, Class M, 11/25/61(f)	United States	226,000	182,210
STAR Trust
9.19%, 2022-SFR3, Class F (1 Month SOFR + 4.50%), 05/19/39(b)(f)	United States	170,000	165,565
Western Mortgage Reference Notes
9.91%, 2021-CL2, Class M4 (30-Day Average SOFR + 5.35%), 07/25/59(b)(f)	United States	869,497	786,941
Total Residential Mortgage-Backed Securities			3,519,138
Other – 2.7%(a)
AGL CLO Ltd.
0.00%, 2023-24A, Class E (3 Month SOFR + 8.65%), 07/25/36(b)(f)	Jersey	2,000,000	1,925,000
Castlelake Aircraft Securitization Trust
2.74%, 2017-1R, Class A, 08/15/41(f)	United States	250,177	225,338
Horizon Aircraft Finance Ltd.
4.46%, 2018-1, Class A, 12/15/38(f)	United States	787,079	646,941
METAL 2017-1 Ltd.
4.58%, 2017-1, Class A, 10/15/42(f)	Cayman Islands	1,582,398	925,703
Pioneer Aircraft Finance Ltd.
3.97%, 2019-1, Class A, 06/15/44(f)	Cayman Islands	624,387	543,768
Westlake Automobile Receivables Trust
1.23%, 2021-2A, Class D, 12/15/26(f)	United States	164,000	151,622
Total Other			4,418,372
TOTAL STRUCTURED CREDIT
(Cost $54,726,314)			50,251,861
PRIVATE CREDIT – 24.5%
Senior Loans – 23.3%(a)
Auto Components – 1.5%
Superior Industries International, Inc., First Lien Tranche B Term Loan
12.32% (SOFR Index + 8.00%), 12/15/28(b)(e)	United States	2,599,485	2,521,500

Biotechnology – 1.6%
ADC Therapeutics, Initial Term Loan - Tranche A
11.20%, 08/15/29(e)(g)	United States	1,135,543	1,075,227
ADC Therapeutics, Initial Term Loan - Tranche B
7.50%, 08/15/29(c)(e)(g)	United States	520,457	–
Mesoblast, Inc., First Lien Delay Delivery Tranche B Term Loan
9.75%, 11/19/26(e)(g)	United States	1,605,946	1,438,767
Mesoblast, Inc., First Lien Tranche B Term Loan
9.75%, 11/19/26(c)(e)(g)	United States	262,438	–
Mesoblast, Inc., First Lien Tranche C Term Loan
9.75%, 11/19/26(c)(e)(g)	United States	524,875	–
			2,513,994
Total Biotechnology
Commercial Services & Supplies – 1.4%
Kings Buyer LLC, First Lien Term Loan
11.23% (1 Month US LIBOR + 6.50%), 10/29/27(b)(e)	United States	2,258,406	2,179,362
Kings Buyer LLC, First Lien Revolver Facility
7.51% (1 Month US LIBOR + 6.50%), 10/29/27(b)(c)(e)	United States	310,246	98,640
			2,278,002
Total Commercial Services & Supplies
Containers & Packaging – 1.0%
ASP-r-pac Acquisition Company LLC, First Lien Term Loan
10.83% (1 Month US LIBOR + 6.00%), 12/29/27(b)(e)	United States	1,710,972	1,615,137
ASP-r-pac Acquisition Company LLC, First Lien Tranche B Term Loan
6.00% (3 Month US LIBOR + 6.00%), 12/29/27(b)(c)(d)(e)	United States	205,745	–
			1,615,137
Total Containers & Packaging
Distributors – 1.1%
RelaDyne, First Lien Term Loan
12.47% (SOFR Index + 7.75%), 12/23/29(b)(e)	United States	1,996,000	1,956,080

Health Care Equipment & Supplies – 1.8%
Touchstone Acquisition, Inc., First Lien Term Loan
10.86% (1 Month US LIBOR + 6.00%), 12/29/28(b)(e)	United States	2,983,860	2,924,183

Health Care Providers & Services – 1.5%
LSL Holdco LLC, First Lien Term Loan
10.57% (1 Month US LIBOR + 6.00%), 01/31/28(b)(e)	United States	2,379,726	2,237,177
LSL Holdco LLC, First Lien Revolver Facility
10.63% (1 Month US LIBOR + 6.00%), 01/31/28(b)(c)(e)	United States	266,412	–
LSL Holdco LLC, First Lien Incremental Term Loan
10.07% (1 Month US LIBOR + 6.00%), 01/31/28(b)(e)	United States	277,069	262,163
			2,499,340
Total Health Care Providers & Services
Health Care Technology – 2.9%
Establishment Labs Holdings, Inc., First Lien Term Loan
9.00%, 04/21/27(e)(g)	United States	1,169,349	1,116,728
Establishment Labs Holdings, Inc., First Lien Delay Draw Term Loan
9.00%, 04/21/27(e)(g)	United States	187,273	178,845
9.00%, 04/21/27(c)(g)	United States	368,580	–
Impel Neuropharma, Inc., First Lien Term Loan
13.48% (1 Month SOFR + 8.75%), 03/17/27(b)(e)	United States	993,230	974,160
Impel Neuropharma, Inc., First Lien Revenue Interest Financing Term Loan
13.86%, 02/15/31(e)	United States	1,104,976	1,079,672
Innocoll Pharmaceuticals Ltd., First Lien Term Loan
11.00%, 01/26/27(e)	United States	1,510,485	1,400,975
Innocoll Pharmaceuticals Ltd., First Lien Delay Draw Term Loan
11.00%, 01/26/27(c)	United States	929,530	–
			4,750,380
Total Health Care Technology
Hotels, Restaurants & Leisure – 3.5%
Grove Hotel Parcel Owner LLC, First Lien Delay Draw Term Loan
0.00% (3 Month SOFR + 8.00%), 06/21/28(b)(c)(e)	United States	350,754	–
Grove Hotel Parcel Owner LLC, First Lien Revolver Facility
0.00% (3 Month SOFR + 8.00%), 06/21/28(b)(c)(e)	United States	175,377	–
Grove Hotel Parcel Owner LLC, First Lien Term Loan
12.66% (3 Month SOFR + 8.00%), 06/21/28(b)(e)	United States	1,749,385	1,706,832
PFNY Holdings LLC, First Lien Term Loan
11.75% (1 Month US LIBOR + 7.00%), 12/31/26(b)(e)	United States	3,603,984	3,551,726
PFNY Holdings LLC, First Lien Delay Draw Term Loan
11.75% (3 Month US LIBOR + 7.00%), 12/31/26(b)(c)(e)	United States	346,704	303,540
PFNY Holdings LLC, First Lien Revolver Facility
11.96% (3 Month US LIBOR + 7.00%), 12/31/26(b)(e)	United States	173,352	170,908
			5,733,006
Total Hotels, Restaurants & Leisure
Insurance – 0.3%
Ardonagh Midco 3 PLC, First Lien Delay Draw Term Loan
11.31% (1 Month SOFR + 7.00%), 07/14/26(b)(c)(e)	United States	1,097,433	552,009

Machinery – 1.1%
ProFrac Holdings LLC, First Lien Term Loan
11.10% (1 Month SOFR + 9.00%), 03/04/27(b)(e)	United States	1,675,552	1,637,852
ProFrac Holdings LLC, First Lien Delay Draw Term Loan
11.13%, 03/04/25(e)	United States	195,226	190,834
			1,828,686
Total Machinery
Pharmaceuticals – 0.8%
Bioxcel Therapeutics, Inc., Lien Tranche A Delay Draw Term Loan
13.56%, 09/30/32(e)(g)	United States	400,457	400,457
Bioxcel Therapeutics, Inc., Lien Tranche B Delay Draw Term Loan
0.00%, 09/30/32(c)(e)(g)	United States	563,378	–
Bioxcel Therapeutics, Inc., Lien Tranche C Delay Draw Term Loan
0.00%, 09/30/32(c)(e)(g)	United States	563,378	–
Bioxcel Therapeutics, Inc., First Lien Revolver Facility Tranche B
10.25%, 04/19/27(c)	United States	813,768	–
Bioxcel Therapeutics, Inc., First Lien Delay Draw Term Loan
10.25%, 04/19/27(e)	United States	886,418	826,585
			1,227,042
Total Pharmaceuticals
Software – 4.8%
Avalara, Inc., First Lien Term Loan
12.15% (3 Month SOFR + 7.25%), 10/19/28(b)(e)	United States	2,491,000	2,430,993
Avalara, Inc., First Lien Revolver Facility
14.00% (SOFR Index + 7.25%), 10/19/29(b)(c)(e)	United States	249,000	–
iCIMS, Inc., First Lien Delay Draw Term Loan
0.00% (3 Month SOFR + 6.75%), 08/18/28(b)(c)(e)(g)	United States	422,491	–
iCIMS, Inc., First Lien Term Loan
8.18% (3 Month SOFR + 6.75%), 08/18/28(b)(e)	United States	1,654,301	1,587,633
10.26% (SOFR Index + 7.25%), 08/18/28(b)(e)	United States	253,659	248,586
iCIMS, Inc., First Lien Revolver Facility
6.75% (3 Month SOFR + 6.75%), 08/18/28(b)(c)(e)	United States	157,552	977
OEConnection LLC, Second Lien Tranche B Term Loan
11.72% (1 Month US LIBOR + 7.00%), 09/25/27(b)(e)	United States	2,499,000	2,405,287
UserZoom Technologies, Inc., First Lien Term Loan
5.15% (3 Month SOFR + 7.50%), 04/05/29(b)(e)	United States	1,348,000	1,310,391
Total Software			7,983,867
Total Senior Loans			38,383,226
Preferred Stock – 0.9%
Health Care Technology – 0.9%
athenahealth, Inc.- (Acquired 2/15/2022, cost $1,992,289)(e)(l)	United States	2,033	1,662,588
Total Preferred Stock			1,662,588
Common Stock – 0.2%
Distributors – 0.2%
RelaDyne- (Acquired 12/23/2021, cost $187,703)(e)(l)	United States	2,000	271,880
Total Common Stock			271,880
Warrants – 0.1%
Biotechnology – 0.0%
ADC Therapeutics - (Exercise price: $8.30, Expiration: 08/15/32)- (Acquired 8/15/2022, cost $30,028)(e)(l)	United States	4,988	2,793
Mesoblast, Inc.- (Exercise Price: $3.70, Expiration: 11/19/28)- (Acquired 1/12/2023, cost $0)(e)(l)	United States	11,941	20,837
Mesoblast, Inc.- (Exercise Price: $7.26, Expiration: 11/19/28)- (Acquired 12/20/2021, cost $106,354)(e)(l)	United States	46,443	56,428
Total Biotechnology			80,058
Health Care Technology – 0.1%
Innocoll Pharmaceuticals Ltd.- (Exercise Price: $7.26, Expiration: 11/19/28)- (Acquired 1/26/2022 - 9/1/2022, cost $77,901)(e)(l)	United States	20,192	120,344

Pharmaceuticals – 0.0%
Bioxcel Therapeutics, Inc. - (Exercise price: $20.04, Expiration: 04/19/29)- (Acquired 4/28/2022, cost $0)(e)(l)	United States	3,487	30,616
Total Warrants			231,018
TOTAL PRIVATE CREDIT			40,548,712
(Cost $41,313,909)
Description	Country	Shares	Value
MONEY MARKET FUND – 5.0%
First American Government Obligations Fund - Class X, 4.65%(m)	United States	8,257,716	8,257,716
TOTAL MONEY MARKET FUND
(Cost $8,257,716)			8,257,716
Total Investments – 117.2%
(Cost $209,640,798) (n)			194,247,504
Liabilities in Excess of Other Assets – (17.2)%			(28,561,717)
TOTAL NET ASSETS – 100.0%			$165,685,787

The following notes should be read in conjunction with the accompanying Schedule of Investments.
(a) These investments may be subject to legal restrictions on sales, which as of March 31, 2023, represented 136,215,291, or 82.2% of the Fund's net assets.
(b) Variable rate security - Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor. Securities that reference SOFR may be subject to a credit spread adjustment, particularly to legacy holdings thatreference LIBOR that have transitioned to SOFR as the base lending rate.

(c) As of March 31, 2023, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans.  Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

Company	Investment Type	Total revolving and delayed draw loan commitments (000s)	Less:	Total
			funded commitments (000s)	unfunded commitments (000s) (Note 10)
ADC Therapeutics	Initial Term Loan - Tranche B	$520	$—	$520
Ardonagh Midco 3 PLC	First Lien Delay Draw Term Loan	1,097	548	549
ASP-r-pac Acquisition Company LLC	First Lien Tranche B Term Loan	206	—	206
Avalara, Inc.	First Lien Revolver Facility	249	—	249
Bioxcel Therapeutics, Inc.	Lien Tranche C Delay Draw Term Loan	563	—	563
Bioxcel Therapeutics, Inc.	First Lien Revolver Facility Tranche B	438	—	438
Bioxcel Therapeutics, Inc.	Lien Tranche B Delay Draw Term Loan	563	—	563
Bioxcel Therapeutics, Inc.	First Lien Revolver Facility Tranche B	376	—	376
CCI Buyer, Inc.	First Lien Tranche B Term Loan	750	—	750
Curium Bidco Sarl	First Lien Tranche B Term Loan	498	248	250
Establishment Labs Holdings, Inc.	First Lien Delay Draw Term Loan	184	—	184
Establishment Labs Holdings, Inc.	First Lien Delay Draw Term Loan	184	—	184
Grove Hotel Parcel Owner LLC	First Lien Revolver Facility	175	—	175
Grove Hotel Parcel Owner LLC	First Lien Delay Draw Term Loan	351	—	351
iCIMS, Inc.	First Lien Revolver Facility	158	8	150
iCIMS, Inc.	First Lien Delay Draw Term Loan	422	—	422
Innocoll Pharmaceuticals Ltd.	First Lien Delay Draw Term Loan	465	—	465
Innocoll Pharmaceuticals Ltd.	First Lien Delay Draw Term Loan	465	—	465
Kings Buyer LLC	First Lien Revolver Facility	310	109	201
LSL Holdco LLC	First Lien Revolver Facility	266	—	266
Mesoblast, Inc.	First Lien Tranche B Term Loan	262	—	262
Mesoblast, Inc.	First Lien Tranche C Term Loan	525	—	525
PFNY Holdings LLC	First Lien Delay Draw Term Loan	347	309	38

		$9,376	$1,224	$8,152

(d) Loan or bond was on non-accrual status as of March 31, 2023.
(e) Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Trustees. As of March 31, 2023, the total value of all such securities was $42,774,782 or 25.8% of net assets. These securities are characterized as Level 3 securities within the disclosure hierarchy.  Level 3 security values are determined using significant unobservable inputs.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of March 31, 2023, the total value of all such securities was $74,361,762 or 44.9% of net assets.

(g) Paid in kind security which may pay interest in additional par.
(h) Regulation S security. These securities may be subject to transfer restrictions as defined by Regulation S. As of March 31, 2023, the total value of all such securities was $800,179 or 0.5% of net assets.

(i) These assets are held in the Oaktree Diversified Income Fund (Cayman) Ltd., a Cayman Islands exempted company and wholly-owned subsidiary of the Fund.
(j) Security is a "step up" bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of March 31, 2023.
(k) Issuer is currently in default on its regularly scheduled interest payment.
(l) Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  As of March 31, 2023, the total value of all such securities was 2,165,486 or 1.3% of net assets.

(m) The rate shown represents the seven-day yield as of March 31, 2023.
(n) These securities are pledged as collateral for the credit facility.

Abbreviations:
CMT Constant Maturity Treasury Rate
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rates
LLC Limited Liability Corporation
LP Limited Partnership
SOFR Secured Overnight Financial Rate
SONIA Sterling Overnight Index Average
USD United States Dollar

Forward Currency Contracts:
Settlement Date	Currency Purchased	Currency Sold	Counterparty	Value / Unrealized Appreciation (Depreciation)

4/19/2023	72,711,852 USD	70,481,478 EUR	State Street Bank & Trust Company	$151,872
4/19/2023	1,063,460 USD	878,949 GBP	State Street Bank & Trust Company	(18,279)
4/19/2023	58,082 USD	7,850,000 JPY	State Street Bank & Trust Company	(1,220)
				$132,373

Oaktree Diversified Income Fund Inc.
Notes to Consolidated Schedule of Investments
March 31, 2023 (Unaudited)

1. Organization

Oaktree Diversified Income Fund Inc. (the “Fund”) was organized as a corporation under the laws of the State of Maryland on June 29, 2021. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company that continuously offers its shares of common stock, $0.001 par value per share (the “Common Shares”), and is operated as an “interval fund.” The Fund’s Class D shares commenced operations on November 1, 2021.

The Fund has two classes of shares: Class D and Class T shares. The Fund had applied for, and was granted, exemptive relief (the “Exemptive Relief”) by the Securities and Exchange Commission (the “SEC”) that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. Currently, the Fund is only offering Class D shares.

Oaktree Fund Advisors, LLC (“Oaktree” or the “Adviser”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to the Fund. Oaktree was founded in April 1995 and is a leader among global investment managers specializing in alternative investments.

Brookfield Public Securities Group LLC (the “Administrator”), a wholly-owned subsidiary of Brookfield Asset Management Inc. (“Brookfield”), is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as Administrator to the Fund. In 2019, Brookfield acquired a majority interest in the Adviser.

The Fund’s investment objective is to seek current income and attractive total return. The Fund seeks to achieve its investment objective by investing globally in high-conviction opportunities across Oaktree’s performing credit platform of high-yield bonds, senior loans, structured credit, emerging markets debt and convertibles, inclusive of both public and private credit sectors. High-yield bonds are also referred to as
“below-investment grade rated securities” or “junk bonds,” as described in the Fund’s Prospectus. The Fund seeks to add value through three sources: (1) providing exposure to asset classes that require specialized expertise; (2) performing well in each asset class through proprietary, bottom-up and credit research; and (3) allocating capital opportunistically among asset classes based on Oaktree’s assessment of relative value.

Oaktree Diversified Income Fund (Cayman) Ltd. (the “Subsidiary”), a Cayman Islands exempted company and wholly-owned subsidiary of the Fund, was formed on November 11, 2021. The Subsidiary was established for the purpose of investing in certain Regulation S securities. All investments held by the Subsidiary are disclosed in the Consolidated Schedule of Investments.

2. Significant Accounting Policies

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior employees of the Adviser.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Corporate Credit
Senior Loans (Syndicated)	$-	$45,354,134	$2,226,070	$47,580,204
High Yield	-	34,782,807	-	34,782,807
Emerging Markets	-	8,813,950	-	8,813,950
Corporate Bonds	-	1,265,580	-	1,265,580
Convertible Bonds	-	2,746,674	-	2,746,674
Structured Credit
Collateralized Loan Obligations	-	30,995,148	-	30,995,148
Commercial Mortgage-Backed Securities	-	11,319,203	-	11,319,203
Residential Mortgage-Backed Securities	-	3,519,138	-	3,519,138
Other	-	4,418,372	-	4,418,372
Private Credit
Senior Loans	-	-	38,383,226	38,383,226
Preferred Stock	-	-	1,662,588	1,662,588
Common Stock	-	-	271,880	271,880
Warrants	-	-	231,018	231,018
Money Market Fund	8,257,716	-	-	8,257,716
Total	$8,257,716	$143,215,006	$42,774,782	$194,247,504

Other Financial Instruments(1)	Level 1	Level 2	Level 3	Total
Forward currency contracts	$-	$132,374	$-	$132,374
Total	$-	$132,374	$-	$132,374

(1) Other financial instruments include forward currency contracts which are reflected at the net unrealized appreciation (depreciation) on the instruments.

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value the Level 3 investments as of March 31, 2023.

	Quantitative Information about Level 3 Fair Value Measurements
	Value as of March 31, 2023	Valuation Approach	Valuation Methodology	Unobservable Input	Amount or Range/(Weighted Average)	Impact to Valuation from an Increase in Input(1)

Corporate Credit
Senior Loans (Syndicated)	$2,226,070	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	10.0%-15.0%	Decrease
					(13.0%)

Private Credit
Senior Loans	38,383,226	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	10.0%-17.0%	Decrease
					(13.0%)

Preferred Stock	1,662,588	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	16.0%-17.0%	Decrease
					(13.0%)

Common Stock	271,880	Market approach	Comparable companies	Earnings Multiple	5x-8x (7x)	Increase

Warrants	231,018	Other	Black Scholes	Volatility	50-80%	Increase
					(67%)
Total	$42,774,782

(1) The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of the assets in which significant unobservable inputs (Level 3) were used in determining fair value:

The following is a reconciliation of the assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Credit	Private Credit	Total
Balance as of December 31, 2022	$2,216,835	$39,126,978	$41,343,813
Accrued discounts (premiums)	467	69,587	70,054
Realized gain (loss)	2,931	5,266	8,197
Change in unrealized appreciation (depreciation)	20,338	(35,398)	(15,060)
Purchases at cost	961,482	1,796,775	2,758,257
Sales proceeds	(975,983)	(414,496)	(1,390,479)
Balance as of March 31, 2023	$2,226,070	$40,548,712	$42,774,782

Change in unrealized appreciation (depreciation) for Level 3 assets still held at the reporting date	$20,338	$(35,398)	$(15,060)

For further information regarding the security characteristics of the Fund, see the Schedule of Investments.

3. Credit Facility

The Fund has established a Senior Secured Revolving Credit Facility (the “Credit Facility”) in the aggregate principal amount of up to $75,000,000 with Sumitomo Mitsui Banking Corporation (“Sumitomo”) for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Credit Facility stated maturity date is December 31, 2023. The Fund pays interest in the amount of the London Interbank Offered Rate plus 1.25% on the Credit Facility outstanding if the borrowing is a Eurodollar Loan as defined in the Credit Facility agreement, or the highest of (i) Sumitomo prime rate as announced by Sumitomo in New York City, (ii) the sum of (x) the Federal Funds Rate plus (y) 1.00%, and (iii) the sum of (x) the London interbank market with a one
(1) month maturity plus (y) 1.00%, (“Base Rate”) plus 0.25% if the borrowing is a Base Rate Loan as defined in the Credit Facility agreement on the Credit Facility outstanding. The Fund also pays an unused commitment fee of 0.20% on the Credit Facility that is unused. As of March 31, 2023, the Fund incurred debt issuance costs of $293,629.  These costs were recorded as a deferred charge and are being amortized over the two year term of the Credit Facility.

As of March 31, 2023, the Fund had outstanding borrowings of $20,000,000. For the three months ended March 31, 2023, the components of interest and unused commitment fees expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the Credit Facility were as follows:

Stated interest expense	$288,791
Unused commitment fees	$27,500
Amortization of debt issuance costs	$35,281
Total interest expense and credit facility fees	$351,572
Average stated interest rate	5.78%
Average outstanding balance	$20,000,000

According to terms of the Credit Facility agreement, the Fund is required to comply with various covenants, reporting requirements and other customary requirements for similar revolving credit facilities, including, without limitation, covenants related to maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) to senior securities representing indebtedness of the Fund of not less than 300%. These covenants are subject to important limitations and exceptions that are described in the documents governing the Credit Facility.  As of March 31, 2023, the Fund was in compliance with the terms of the Credit Facility.